Share Capital (Details) - Schedule of share capital - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Schedule of share capital [Abstract]
Issued and fully paid 30,951,106 (2021: 20,332,894) ordinary shares of no par value	R 7,142,853	R 2,739,629